Ultimus Managers Trust

FILED VIA EDGAR

September 12, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust
File No. 333-180308

Ladies and Gentlemen:

On behalf of Ultimus Managers Trust (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to a revised Prospectus and a revised Statement of Additional Information of the Registrant, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on September 3, 2013.  The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3451 if you have any questions concerning this filing.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary